Document and Entity Information	0 Months Ended
Jun. 07, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jun. 07, 2013
Registrant Name	MORGAN STANLEY GLOBAL INFRASTRUCTURE FUND
Central Index Key	0000826344
Amendment Flag	false
Document Creation Date	Jun. 07, 2013
Document Effective Date	Jun. 07, 2013
Prospectus Date	Apr. 30, 2013
A, B, L, I Prospectus | Morgan Stanley Global Infrastructure Fund | A
Risk/Return:
Trading Symbol	UTLAX
A, B, L, I Prospectus | Morgan Stanley Global Infrastructure Fund | B
Risk/Return:
Trading Symbol	UTLBX
A, B, L, I Prospectus | Morgan Stanley Global Infrastructure Fund | L
Risk/Return:
Trading Symbol	UTLCX
A, B, L, I Prospectus | Morgan Stanley Global Infrastructure Fund | I
Risk/Return:
Trading Symbol	UTLDX
Class Q Prospectus | Morgan Stanley Global Infrastructure Fund | Q
Risk/Return:
Trading Symbol	UTLQX